ABERDEEN FUNDS: SUMMARY PROSPECTUS

AUGUST 15, 2011

Aberdeen U.S. Equity II Fund

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus, Statement of Additional Information, shareholder reports and other information about the Fund online at www.aberdeen-asset.us/literatureequity. You can also get this information at no cost by e-mailing a request to openend.funds.us@aberdeen-asset.com, calling 866-667-9231 or asking your financial advisor. The Fund's prospectus and Statement of Additional Information, both dated August 15, 2011, are incorporated by reference into this summary prospectus.

Fund Tickers

Class A: N/A	Class C: N/A	Class R: N/A	InstitutionalClass: N/A	Institutional Service Class: N/A

Objective

The Aberdeen U.S. Equity II Fund (the "U.S. Equity II Fund" or the "Fund") seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the U.S. Equity II Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class – Reduction and Waiver of Class A Sales Charges" section on page 15 of the Fund's prospectus and in the "Additional Information on Purchases and Sales" – "Waiver of Class A Sales Charges" and "Reduction of Sales Charges" section on pages 63-65 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Other Expenses[1]	0.48%	0.38%	0.43%	0.38%	0.43%
Total Annual Fund Operating Expenses	1.48%	2.13%	1.68%	1.13%	1.18%
Less: Amount of Fee Limitations/Expense Reimbursements[2]	0.33%	0.23%	0.28%	0.23%	0.28%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.15%	1.90%	1.40%	0.90%	0.90%

1  "Other Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.

2  Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.90% for all Classes of the Fund. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before the end of the Fund's first two years of operations.

ABERDEEN FUNDS: SUMMARY PROSPECTUS

AUGUST 15, 2011

Aberdeen U.S. Equity II Fund

Example

This Example is intended to help you compare the cost of investing in the U.S Equity II Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the U.S. Equity II Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A shares	$685	$953
Class C shares	$293	$622
Class R shares	$143	$473
Institutional Class shares	$92	$312
Institutional Service Class shares	$92	$318

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years
Class C shares	$193	$622

Portfolio Turnover

The U.S. Equity II Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Strategies

As a non-fundamental policy, under normal circumstances, the U.S. Equity II Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in U.S. equity securities. Equity securities include common stock and preferred stock. The Fund seeks to invest in securities of U.S. companies. A U.S. company is defined as having been organized under the laws of the United States, having a principal place of business in the United States, or if its stock trades primarily in the United States.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the U.S. Equity II Fund.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks

The U.S. Equity II Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock Market Risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk – the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund Details: Additional Information about Investments, Investment Techniques and Risks" in the prospectus.

Performance

Performance information is not available for the U.S. Equity II Fund because it is new. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Investment Adviser

Aberdeen Asset Management Inc. (the "Adviser") serves as the U.S. Equity II Fund's investment adviser.

Portfolio Managers

The Fund is managed using a team-based approach, with the following team members being primarily responsible for the day-to-day management of the Fund:

Name	Title	Length of Service on the Fund
Paul Atkinson	Deputy Head of North American Equities	Since Inception

Douglas Burtnick, CFA®	Senior Investment Manager	Since Inception

Jason Kotik, CFA®	Senior Investment Manager	Since Inception

Robert Mattson	Investment Manager	Since Inception

Francis Radano III, CFA®	Investment Manager	Since Inception

ABERDEEN FUNDS: SUMMARY PROSPECTUS

AUGUST 15, 2011

Aberdeen U.S. Equity II Fund

Purchase and Sale of Fund Shares

The Fund's minimum investment requirements are as follows:

Class A and Class C Shares
To open an account	$1,000 (per Fund)

To open an IRA account	$1,000 (per Fund)

Additional investments	$50 (per Fund)

To start an Automatic Asset Accumulation Plan	$1,000 (per Fund)

Additional Investments (Automatic Asset Accumulation Plan)	$50

Class R Shares
To open an account	No Minimum

Additional investments	No Minimum

Institutional Class Shares
To open an account	$1,000,000 (per Fund)

Additional investments	No Minimum

Institutional Service Class Shares
To open an account	$1,000,000 (per Fund)

Additional investments	No Minimum

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. Certain endowments, non-profits, and charitable organizations may also be eligible for waiver of minimum investment requirements. If you purchase shares through an intermediary, different minimum account requirements may apply. The Trust reserves the right to waive the investment minimums under certain circumstances.

Fund shares may be redeemed on each day that the New York Stock Exchange is open. Fund shares may be sold by mail or fax, by telephone or on-line.

Tax Information

The Fund's dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or invest through a qualified employee benefit plan, retirement plan or other tax-deferred account, in which case your withdrawals from such account may be taxed as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

ABERDEEN FUNDS: SUMMARY PROSPECTUS

AUGUST 15, 2011

Aberdeen U.S. Equity II Fund

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